Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Series A Common and Common shares	Capital in excess of par value	Treasury shares	Accumulated other comprehensive income (loss)	Retained earnings	Total TDS shareholders' equity	Preferred shares	Noncontrolling interests
Beginning balance at Dec. 31, 2016	$ 4,750	$ 1	$ 2,386	$ (698)	$ 1	$ 2,454	$ 4,144	$ 1	$ 605
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to TDS shareholders	153					153	153
Net income attributable to noncontrolling interests classified as equity	4						0		4
Other comprehensive income (loss)	(2)				(2)		(2)
TDS Common and Series A Common Share dividends	(69)					(69)	(69)
Redemption of Preferred shares	(1)						0	(1)
Dividend reinvestment plan	12			13		(1)	12
Incentive and compensation plans	4			16		(12)	4
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	31		13				13		18
Stock-based compensation awards	14		14				14
Distributions to noncontrolling interests	(4)						0		(4)
Ending balance at Dec. 31, 2017	4,892	1	2,413	(669)	(1)	2,525	4,269	$ 0	623
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting changes	195				(1)	165	164		31
Net income attributable to TDS shareholders	135					135	135
Net income attributable to noncontrolling interests classified as equity	28						0		28
Other comprehensive income (loss)	(8)				(8)		(8)
TDS Common and Series A Common Share dividends	(72)					(72)	(72)
Dividend reinvestment plan	12		1	25		(14)	12
Incentive and compensation plans	42			125		(83)	42
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	55		1				1		54
Stock-based compensation awards	17		17				17
Distributions to noncontrolling interests	(3)						0		(3)
Ending balance at Dec. 31, 2018	5,293	1	2,432	(519)	(10)	2,656	4,560		733
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting changes	2					2	2
Net income attributable to TDS shareholders	121					121	121
Net income attributable to noncontrolling interests classified as equity	26						0		26
Other comprehensive income (loss)	1				1		1
TDS Common and Series A Common Share dividends	(75)					(75)	(75)
Dividend reinvestment plan	15		1	20		(6)	15
Incentive and compensation plans	(6)			20		(26)	(6)
Adjust investment in subsidiaries for repurchases, issuances and other compensation plans	12		17				17		(5)
Stock-based compensation awards	18		18				18
Distributions to noncontrolling interests	(3)						0		(3)
Ending balance at Dec. 31, 2019	$ 5,404	$ 1	$ 2,468	$ (479)	$ (9)	$ 2,672	$ 4,653		$ 751